Six Circles Multi-Strategy Fund Investment Strategy - Six Circles Multi-Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund is designed to achieve long-term capital appreciation by allocating its assets across multiple sub-advised strategies that are intended to allow the Fund to maintain an investment portfolio with, on average, lower volatility over a market cycle than the broader equity markets. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), will allocate Fund assets across a variety of strategies, including, but not limited to, equity long/short, event driven, global macro, relative value, and multi-strategy, managed by one or more sub-advisers retained by the Adviser (each, a “Sub-Adviser”). Additionally, the Sub-Advisers may in turn allocate to one or more additional sub-advisers (each, a "Sub-Sub-Adviser") a portion of the assets allocated to them by the Adviser. Certain references herein to the Sub-Adviser may also include a Sub-Sub-Adviser, as the context requires. The Adviser dynamically allocates the Fund’s assets among Sub-Advisers generally employing alternative investment strategies and may also manage a portion of the Fund’s assets directly. The main strategies of the Fund include: ●Equity Long/Short: which employs both long and short positions in primarily equity securities and equity-related derivatives; ●Event Driven: which focuses on event-linked, acquisition-related, and other types of instruments, including equities, debt securities, and derivatives that are currently or may be prospectively affected by transactions or events, including mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, other capital structure adjustments, and shareholder activism;●Global Macro: which seeks to profit from movements in, or risks related to, underlying macroeconomic variables and/or risk premia factors, and the impact those variables and factors have on equity, fixed income, currency, and/or commodity markets; ●Relative Value: which focuses on potential valuation discrepancies in related financial instruments; and ●Multi-Strategy: which employs a wide variety of strategies, including some or all of those described above, with allocations among such strategies based upon analysis of fundamental, statistical, technical, or other factors. In allocating the assets of the Fund, the Adviser will generally review quantitative and qualitative factors, including, without limitation, macroeconomic scenarios, market sentiment, diversification, strategy capacity, regulatory constraints, and the fees associated with the strategy. The Adviser will make strategic and tactical allocation decisions by directing shifts in allocations among the various investment strategies managed by the Sub-Advisers. The Adviser will periodically review and determine the allocations among the investment strategies and may make changes to these allocations when it believes it is beneficial to the Fund. The Adviser may, in its discretion, add to, delete from or modify the categories of investment strategies employed by the Fund, or add other investment strategies managed by the Sub-Advisers. In making allocations among such investment strategies and/or in changing the categories of investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs. The Fund will maintain a flexible design in order to support the potential introduction of additional strategies and/or managers as market opportunities arise. Each Sub-Adviser may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets. The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-Adviser. The Adviser is not required to allocate a minimum amount of Fund assets to any specific Sub-Adviser and may allocate, or re-allocate, zero Fund assets to a specific Sub-Adviser at any time. The Sub-Advisers are responsible for determining the amount of Fund assets allocated to each Sub-Sub-Adviser. The Adviser engages the following Sub-Advisers: AHL Partners LLP (“AHL”), Pacific Investment Management Co. (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Dynamic Beta Investments LLC (“DBi”), BlackRock Investment Management, LLC (“BlackRock”) and Capital Fund Management S.A. (“CFM”). BlackRock currently allocates assets to BlackRock International Limited (“BIL”). The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue, and the portion of the Fund allocated to them may change over time. For example, due to market conditions, the Adviser may choose not to allocate Fund assets to a Sub-Adviser or may reduce the portion of the Fund allocated to a Sub-Adviser to zero. Each Sub-Adviser is responsible for deciding which securities to purchase and sell for its respective portion of the Fund and for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct Sub-Advisers as needed on certain Fund transactions and manage a portion of the Fund’s portfolio directly, including, without limitation, for portfolio hedging, to temporarily adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal. Below is a summary of each current Sub-Adviser’s investment approach. AHL — Trend Following Strategy With respect to its allocated portion of the Fund, AHL employs computerized processes to identify investment opportunities across a wide range of markets around the world. The cornerstone of AHL’s investment philosophy is that financial markets exhibit persistent trends and other inefficiencies. Trends are a manifestation of serial correlation in financial markets – the phenomenon whereby past price movements influence future price behavior. Although price trends vary in their intensity, duration and frequency, they typically recur across sectors and markets. Trends are an attractive focus for active trading styles applied across a range of global markets. The strategy implements a systematic momentum strategy that seeks to profit from medium-term trends in liquid futures and forward markets. The strategy intends to invest mainly in a wide range of the most liquid futures markets, spanning equities, fixed income, commodities and foreign exchange. Investment decisions are executed via AHL’s proprietary execution strategy. AHL’s investment decision process is quantitative and primarily directional in nature, meaning that investment decisions are driven by mathematical models based on market trends and other historical relationships. The strategy determines trend strength and direction using multiple momentum signals which seek to capture medium term trends; positions are scaled inversely to market volatility to ensure balanced risk at market level, sector level and portfolio level. It is underpinned by risk control, ongoing research, diversification and the quest for efficiency. In line with the principle of diversification, the approach to portfolio construction and asset allocation is premised on the importance of deploying investment capital across the full range of sectors and markets. Particular attention is paid to correlation of markets and sectors, expected returns, market access costs and market liquidity. Portfolios are regularly reviewed and, when necessary, adjusted to reflect changes in these factors. The number and diversity of markets and strategies traded directly or indirectly by the strategy may change over the life of the investment. AHL’s strategy is designed to provide an excess return with a stable level of volatility regardless of market conditions. AHL seeks to do this by using systematic algorithms (i.e., a mathematical model) to scale positions based on the net asset value (“NAV”) of its allocated portion of the Fund. The algorithm measures the degree of volatility in a particular market. As volatilities increase, the algorithm will look to reduce exposure. Conversely, it will increase exposure, subject to risk limits, if the market is calm and volatility decreases. In implementing its investment program, AHL may hold significant cash and cash equivalents from time to time. PIMCO — Mortgage Opportunities Strategy With respect to the portion of the Fund allocated to PIMCO’s Mortgage Opportunities Strategy, PIMCO seeks to generate consistent absolute returns across full market cycles through active management across a wide array of mortgage-related and securitized securities. Untethered to a traditional benchmark, PIMCO has the ability to tactically allocate across various subsectors of the global mortgage-backed securities (“MBS”) market, including U.S. and European markets, residential and commercial and agency and private label MBS and asset-backed securities (“ABS”). While PIMCO’s strategy seeks attractive absolute returns across full market cycles, the strategy’s flexibility allows for active management of its exposure to a variety of risk factors, including interest-rate risk and credit risk. T. Rowe Price— Floating Rate Bank Loan Strategy With respect to the portion of the Fund allocated to T. Rowe Price’s Floating Rate Bank Loan Strategy, T. Rowe Price will primarily invest in U.S. dollar denominated floating rate notes and debt instruments, including U.S. dollar denominated bonds or loans of foreign issuers or lenders. To add additional diversification and liquidity, the portion of the Fund allocated to T. Rowe Price may also invest in high yield bonds that present good relative value along with liquid derivatives and cash. The loans held by the portion of the Fund allocated to T. Rowe Price may be senior or subordinate obligations of the borrower, although such portion of the Fund normally invests the majority of its assets in senior floating rate loans under normal conditions. For security selection, the investment team uses a proprietary fundamental credit research approach with a preference for higher quality and lower volatility securities. Selected investments will demonstrate the potential for capital appreciation, and/or attractive current yields. DBi — Multi-Strategy With respect to its allocated portion of the Fund, DBi will seek to approximate the returns of a composite of hedge funds which employ alternative investment strategies identified by DBi. It will do so by researching and analyzing the returns of hedge funds which employ such alternative investment strategies and will seek to approximate the returns of a model portfolio of hedge funds that employ these identified strategies (the “Composite”). In constructing the Composite, DBi shall include a selection of hedge funds that implement a range of investment strategies including (i) equity long/short strategies; (ii) global macro strategies; (iii) event driven strategies; and (iv) relative value strategies. DBi will then construct the Composite by setting a weighting to each such strategy in the Composite and selecting the hedge funds employing those strategies that will be included in the Composite. The appropriate weightings in the Composite are determined by DBi based on its analysis of the hedge fund universe in order to allow it to construct the Composite in a manner which best replicates the returns of the overall hedge fund market. The weightings in the Composite and the hedge funds used in the Composite, may be changed by DBi over time depending on its views of market environment or its views regarding the merits of the various hedge funds. DBi will not invest directly in the hedge funds that are in the Composite. Rather, DBi will seek to approximate the returns of the Composite by investing primarily in futures contracts, with a significant percentage of its allocated portion of the Fund being kept in cash and cash equivalents. Excess cash is generally invested in U.S. treasury bills. BlackRock – Global Equity Market Neutral Strategy With respect to the portion of the Fund allocated to BlackRock’s Global Equity Market Neutral investment strategy, BlackRock will seek to produce returns that have a low correlation to the returns of the equity markets in which the Fund invests. BlackRock pursues this market-neutral strategy by taking both long and short positions primarily across a variety of developed market equity instruments. BlackRock expects to maintain long and short positions primarily through the use of swap agreements (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and other derivative instruments, such as futures. Although BlackRock intends to maintain an overall long position in its portfolio investments, BlackRock generally expects to maintain significant short positions in equity securities and equity related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. BlackRock looks to identify overvalued, undervalued or mispriced stocks and other equity instruments through proprietary ranking techniques. BlackRock takes long positions primarily in securities that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance. BlackRock may utilize derivative instruments as a significant part of its strategy. BlackRock’s investment process leverages fundamentally informed and data-driven insights, which may use a range of factors to generate investment ideas, including macroeconomic inputs, company fundamentals, machine learning and artificial intelligence methods including large language models, sentiment analysis, factor and thematic insights, and measures of whether a security is over- or under-valued. BlackRock may engage in active and frequent trading of portfolio securities to achieve its investment strategy. CFM – Cumulus Strategy With respect to its allocated portion of the Fund, CFM will seek to achieve long-term capital appreciation through returns that aim to be uncorrelated with traditional asset classes. CFM will follow the quantitative CFM Cumulus trading program which includes futures multi-strategy, equity statistical arbitrage, and relative value components. The program may take long and short exposures through a variety of financial instruments including securities, foreign exchange, futures, forwards, swaps (including equity swaps) and other derivatives on bonds, shares, rates, currencies, commodities, credit and indices, as well as derivatives on all the foregoing. The trading of the program is generally conducted using electronic means based on a number of proprietary systematic trading models. The program employs a systematic investment process which seeks to generate, weigh and aggregate signals based on such components to build a diversified investment portfolio. The program includes an integrated risk management system which seeks to monitor the risk of the portfolio on an ongoing basis. The risk of the individual trading strategies is adjusted on the basis of volatility forecasts in order to target a stable portfolio risk over the medium-term. The program seeks to be diversified within the asset classes traded. The program is exposed to the financial markets on a global basis focusing on markets that provide sufficient liquidity and supporting infrastructure. Trading may be extended to new markets when liquidity and market infrastructure allow. The program is statistical and systematic in nature. The system is fed with historical price and econometric time series data. A range of systems are employed which can be both technical and market specific in nature. Trade execution is generally electronic in all asset classes and is based upon execution models that seek to take advantage of short-term market information. As part of the Fund’s investment strategies, the Fund will have investment exposure, directly or indirectly, to a broad range of instruments, markets, and asset classes economically tied to the U.S. and foreign markets (including emerging markets). Investments may include, but are not limited to, equity securities, fixed income securities, foreign exchange securities, and derivative and commodity instruments, as more fully described below. The Fund may take both long and short positions in any of its investments. The Fund has flexibility to allocate its assets across all asset classes, market sectors, and instruments. Other than limits described herein, in the Statement of Additional Information and under applicable law, there is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument. The Fund may purchase securities or other investments throughout the world on recognized markets, in private placements, and through both initial and secondary under-written offerings (including Rule 144 and 144A securities, which are securities that may be resold without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to an exemption from registration under the 1933 Act). To the extent permitted by the Investment Company Act of 1940, as amended (the “Investment Company Act”), the Fund may invest a significant portion of its assets in a variety of commodities and commodity-linked derivatives. The Fund may have significant investment leverage (directly or indirectly) as a result of its use of derivatives. The Fund may invest in the instruments described in the following paragraphs, though the Fund may not necessarily hold all of these instruments at any given time. As part of its principal investment strategy, the Fund will invest a substantial portion of its net assets, without limitation, in derivatives, and may use such instruments for risk management purposes or as part of its investment strategies to manage duration, credit quality, and currency risk and/or as substitutes for securities and other instruments in which the Fund can invest. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use futures, swaps, forward contracts, foreign exchange instruments, options and structured notes, as well as repurchase agreements and reverse repurchase agreements, and other types of derivative instruments linked to stock indices, currencies, bonds, interest rates and commodity instruments in connection with its principal strategies. These derivatives may also be used in certain market conditions in order to hedge various investments, for risk management purposes, as a substitute for securities and other instruments in which the Fund can invest or to increase income or gain to the Fund. The Fund may also use currency derivatives as part of its investment strategy. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may also hold cash (such as time deposits) or invest significant amounts in cash equivalents (such as U.S. Treasury and foreign government obligations) to serve as collateral for derivative positions or in the event of a decrease in market exposure. As the Fund may purchase derivatives generally using only a fraction of the assets that would be needed to purchase the relevant securities directly, a Sub-Adviser may therefore seek to achieve greater returns by purchasing derivatives and investing the remaining assets in other types of securities described herein to add excess return. The Fund expects that, under normal market conditions, the notional value (which is the face or nominal amount of a derivatives transaction) of its derivatives exposure generally will exceed that of its net assets. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales (which are sales by the Fund of securities it does not own with the hope of purchasing the same securities at a later date at a lower price). The Fund may take long and/or short positions (which represent sales by the Fund of securities that it does not own with the hope of purchasing the same securities at a later date at a lower price) in a wide range of asset classes, including equities, fixed income, commodities, and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. Short positions (implemented via a derivative instrument such as futures or a swap) involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum loss on a short exposure. It is possible that the market value of the securities that the Fund holds in long positions will underperform at the same time that the market value of the securities for which the Fund has a short exposure outperforms, thereby increasing the Fund’s potential volatility. As part of its principal investment strategy, the Fund may invest in various types of fixed income instruments such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Additionally, as part of its principal investment strategy, the Fund will invest in floating rate loans and floating rate debt securities. Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. The loans in which the Fund invests may be referred to as “leveraged loans” because the borrowing companies often have significantly more debt than equity. The loans held by the Fund may be senior or subordinate obligations of the borrower, although the Fund normally invests in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before other creditors of the borrower, such as bondholders and stockholders. Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof. The Fund currently expects to invest a substantial portion of its net assets in below investment-grade credit instruments, including “high yield” instruments (also known as “junk bonds”) and “distressed” debt instruments. These instruments generally (i) will carry a credit rating at the time of investment of BB or lower by Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or of the equivalent quality by another nationally recognized statistical rating organization or, if such instruments are unrated, (ii) will be deemed by a Sub-Adviser (as defined below) to be of comparable quality at the time of investment. The Fund may invest in fixed income instruments with a credit rating as low as, or lower than, CCC/CCC/Caa, according to S&P, Fitch and Moody’s, respectively. Additionally, as part of its principal investment strategy, the Fund may invest in any combination of mortgage-related securities or other asset-backed securities. The Fund may also invest in mortgage- or real estate-related equity instruments. Further, as part of its principal investment strategy, the Fund may invest in equity securities, warrants, and other investment companies such as open-end funds, closed-end funds and exchange-traded funds (“ETFs”). As part of its principal investment strategy, the Fund seeks to gain exposure to the commodity markets by investing up to 25% of its total assets in wholly-owned subsidiaries, which are organized under the laws of the Cayman Islands (each, a “Subsidiary” and together, the “Subsidiaries”). Generally, the Subsidiaries will invest primarily in commodity futures, but may also invest in financial futures and forwards and swap contracts, fixed income securities, pooled investment vehicles, including open-end investment companies, and other investments intended to serve as margin or collateral for such Subsidiary’s derivative positions. The Fund invests in the Subsidiaries in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.” Unlike the Fund, the Subsidiaries may invest without limitation in commodity-linked derivatives; however, the Subsidiaries and the Fund, in the aggregate, will comply with applicable requirements for derivatives transactions set forth in Rule 18f-4 under the Investment Company Act. In addition, the Fund and the Subsidiaries will comply with the same fundamental investment restrictions on an aggregate basis, and the Subsidiaries follow the same compliance policies and procedures as the Fund to the extent those restrictions, policies and procedures are applicable to the investment activities of the Subsidiaries. The Subsidiaries are treated as corporations for U.S. federal income tax purposes. Unlike the Fund, the Subsidiaries do not, and will not, seek to qualify as “regulated investment companies” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended. The Fund is the sole shareholder of the Subsidiaries and does not expect shares of the Subsidiaries to be offered or sold to other investors. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities, in securities or other assets, other than the entities that are wholly-owned by the Fund. The Fund’s investments are generally made without restriction as to issuer market capitalization, country, currency, or maturity. The Fund may invest in issuers in the United States as well as issuers in foreign developed countries and emerging markets. The Fund is classified as a “non-diversified” fund under the Investment Company Act. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Due to the nature of the investments in which the Fund is seeking to invest, at times a significant portion of the issuers of the investments in the Fund’s portfolio may be in the financial services sector. The Fund will likely engage in active and frequent trading and may experience high levels of portfolio turnover. The frequency with which the Fund buys and sells securities or other investments will vary from year to year, depending on market conditions.